OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 27, 2015 agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 179.6
Other current provisions	60.3	$ 57.7
Other non-current provisions	109.1	$ 121.9
Other provisions at end of period	169.4
Number of metal purchase agreements | agreements			3
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	64.2
Deferred Revenue Increase (Decrease)	(14.4)
Deferred Revenue variable consideration adjustment	3.8
Other current provisions	9.9
Other non-current provisions	43.7
Other provisions at end of period	53.6
Deferred Revenue Increase (Decrease)	$ (14.4)